LEASE - Summary of Supplemental cash flow information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASE
Cash payments for operating leases	¥ 16,620,421	$ 2,340,937	¥ 15,480,126
Operating ROU assets obtained in exchange for new operating lease liabilities	512,608	72,199	5,068,377
Operating ROU assets released in exchange for operating lease liabilities	¥ 23,300,165	$ 3,281,760	¥ 2,023,201